Condensed Balance Sheets - USD ($)	Sep. 30, 2021	Mar. 31, 2021		Dec. 31, 2020
ASSETS
Cash	$ 789,012	$ 25,000		$ 25,000
Prepaid expenses	583,799
Deferred offering costs		128,165
Total current assets	1,372,811			25,000
Investments held in Trust Account	174,226,747
Total Assets	175,599,558	153,165		25,000
Current liabilities:
Accounts payable	74,593
Accrued expenses	103,370	1,000		1,000
Accrued expenses – related party	20,000
Franchise tax payable	24,034
Accrued offering costs	33,960	128,165
Total current liabilities	255,957			1,000
Warrant liability	12,670,500
Total Liabilities	12,926,457	129,165		1,000
Commitments and Contingencies
Common stock, $0.0001 par value; 17,250,000 and 0 shares at redemption value at September 30, 2021 and December 31, 2020, respectively	174,225,000
Stockholder’s Equity
Common stock value	431	431	[1],[2]	431	[1]
Additional paid-in capital		24,569		24,569
Accumulated deficit	(11,552,330)	(1,000)		(1,000)
Total Stockholders’ (Deficit) Equity	(11,551,899)	24,000		24,000
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO REDEMPTION AND STOCKHOLDERS’ (DEFICIT) EQUITY	$ 175,599,558	$ 153,165		$ 25,000

[1]	In February 2021, the Company effected a 1.4375-for-1 stock split, resulting in 7,187,500 shares of common stock outstanding. In June 2021, our Sponsor forfeited 2,875,000 founder shares for no consideration resulting in 4,312,500 shares of common stock outstanding (see Notes 5 and 9). All share and per-share amounts have been retroactively restated to reflect the share forfeiture.
[2]	Includes up to 562,500 common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 5).